Principal Accounting Policies - Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis (Detail) - Wealth management products [Member] - Fair Value, Measurements, Recurring [Member] - CNY (¥)
¥ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Short-term investments	¥ 6,759	¥ 91,049
Level 2 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Short-term investments	¥ 6,759	¥ 91,049